Share-based compensation - Disclosure of number and weighted average exercise prices of phantom shares (Details) - Phantom shares - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of free shares
Outstanding, beginning balance (in shares)	841,450	932,200
Granted (in shares)	0	0
Forfeited (in shares)		(65,750)
Exercised (in shares)		(25,000)
Outstanding, ending balance (in shares)	670,500	841,450
Phantom shares, modification of program
Number of free shares
Granted (in shares)	117,000
Forfeited (in shares)	(67,001)
Exercised (in shares)	(220,949)